Average Annual Total Returns - Nationwide Mid Cap Market Index Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P MidCap 400® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P MidCap 400® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P MidCap 400® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.29%	10.26%	10.08%	5.41%	7.72%	7.92%	4.20%	7.61%	7.73%	10.96%	10.81%	10.01%	12.45%	11.25%	10.49%	13.24%	12.04%	11.19%	13.00%	11.83%	10.94%	13.66%	12.35%	11.51%